Cash and Cash Equivalents (Tables)	12 Months Ended
Jul. 31, 2022
Categories of current financial assets [abstract]
Schedule of cash and cash equivalents
	Interest rate	July 31, 2022	July 31, 2021
		$	$
Operating cash	-	75,819	31,702
High interest savings accounts	1.80%	7,419	35,760
Cash and cash equivalents		83,238	67,462